Financial expense, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial income [Abstract]
Interest income on deposits	$ 9,025	$ 1,749
Interest income from loans and credits	1,321	699
Interest rates gains on derivatives: cash flow hedges	244	751
Total	10,590	3,199
Financial expense [Abstract]
Interest on loans and notes	(172,876)	(140,615)
Interest rates gains/(losses) on derivatives: cash flow hedges	9,931	(23,568)
Total	(162,945)	(164,183)
Other financial income / (expenses) [Abstract]
Other financial income	6,244	9,493
Other financial losses	(13,187)	(11,624)
Total	(6,943)	(2,131)
Kaxu [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives	1,000	5,600
Kaxu [Member] | Notes Conversion Option [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives	$ 2,400	$ 3,400